OTHER PAYABLES AND ACCRUALS	12 Months Ended
Sep. 30, 2014
Payables and Accruals [Abstract]
Other Payables And Accruals Disclosure [Text Block]
NOTE 13. OTHER PAYABLES AND ACCRUALS

Other payables and accruals consisted of the following:

	As of September 30, 2014	As of September 30, 2013
	US$(’000)	US$(’000)
Accrued employee benefits	$63	$-
Other payables	108	111
Total	$171	$111